UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB All China Equity Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 98.0%
Financials – 20.7%
Banks – 8.3%
China CITIC Bank Corp., Ltd.—Class H	788,000	$511,725
China Construction Bank Corp.—Class H	3,793,000	3,376,794
China Minsheng Banking Corp., Ltd.—Class H	333,000	257,054
Industrial Bank Co., Ltd.—Class A	318,400	848,738

		4,994,311

Capital Markets – 5.3%
CITIC Securities Co., Ltd.	553,900	1,943,214
Haitong Securities Co., Ltd.—Class H	906,400	1,201,978

		3,145,192

Insurance – 7.1%
Ping An Insurance Group Co. of China Ltd.—Class A	404,093	4,219,299

		12,358,802

Consumer Discretionary – 12.3%
Auto Components – 0.5%
Fuyao Glass Industry Group Co., Ltd.—Class A	75,000	271,481

Hotels, Restaurants & Leisure – 1.4%
China International Travel Service Corp., Ltd.—Class A	57,200	544,385
Galaxy Entertainment Group Ltd.	41,000	290,758

		835,143

Household Durables – 1.4%
Hisense Home Appliances Group Co., Ltd.—Class H	789,000	820,446

Internet & Direct Marketing Retail – 8.0%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	26,275	4,809,113

Textiles, Apparel & Luxury Goods – 1.0%
Li Ning Co., Ltd.(a)	440,500	617,751

		7,353,934

Industrials – 11.2%
Construction & Engineering – 1.9%
China Railway Construction Corp., Ltd.—Class H	374,500	539,777
China State Construction Engineering Corp., Ltd.	684,700	628,627

		1,168,404

Electrical Equipment – 1.1%
Luxshare Precision Industry Co., Ltd.—Class A	210,200	658,015

Machinery – 4.4%
Sany Heavy Industry Co., Ltd.	773,802	1,199,798
Weichai Power Co., Ltd.—Class A	605,896	864,106
Zoomlion Heavy Industry Science and Technology Co., Ltd.—Class A	923,900	579,101

		2,643,005

Company	Shares	U.S. $ Value
Road & Rail – 1.2%
Daqin Railway Co., Ltd.—Class A	519,799	$692,630

Trading Companies & Distributors – 1.4%
BOC Aviation Ltd.(b)	97,300	841,123

Transportation Infrastructure – 1.2%
Shenzhen Expressway Co., Ltd.—Class H	252,000	277,089
Yuexiu Transport Infrastructure Ltd.	558,000	434,239

		711,328

		6,714,505

Communication Services – 10.6%
Diversified Telecommunication Services – 1.4%
China Unicom Hong Kong Ltd.	728,000	860,114

Entertainment – 1.1%
NetEase, Inc. (ADR)	2,960	660,731

Interactive Media & Services – 8.1%
Baidu, Inc. (Sponsored ADR)(a)	2,379	386,682
Tencent Holdings Ltd.	103,550	4,434,348

		4,821,030

		6,341,875

Consumer Staples – 8.8%
Beverages – 3.7%
Beijing Shunxin Agriculture Co., Ltd.—Class A	127,275	801,857
Kweichow Moutai Co., Ltd.—Class A	3,200	360,346
Wuliangye Yibin Co., Ltd.—Class A	100,400	1,070,008

		2,232,211

Food Products – 5.1%
Fujian Sunner Development Co., Ltd.—Class A(a)	285,462	1,121,419
Heilongjiang Agriculture Co., Ltd.	315,300	434,140
New Hope Liuhe Co., Ltd.—Class A	450,600	712,733
WH Group Ltd.(b)	865,500	767,487

		3,035,779

		5,267,990

Information Technology – 7.7%
Electronic Equipment, Instruments & Components – 1.7%
Universal Scientific Industrial Shanghai Co., Ltd.—Class A	539,200	1,033,796

Semiconductors & Semiconductor Equipment – 2.7%
Hua Hong Semiconductor Ltd.(b)	472,000	1,102,932
LONGi Green Energy Technology Co., Ltd.—Class A	132,500	535,807

		1,638,739

Software – 0.6%
Shanghai 2345 Network Holding Group Co., Ltd.—Class A	463,400	338,919

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals – 2.7%
Lenovo Group Ltd.	1,764,000	$1,587,779

		4,599,233

Materials – 7.0%
Chemicals – 1.0%
Luxi Chemical Group Co., Ltd.—Class A	287,000	565,208

Construction Materials – 6.0%
Anhui Conch Cement Co., Ltd.—Class A	335,800	1,776,845
Huaxin Cement Co., Ltd.	912,237	1,819,520

		3,596,365

		4,161,573

Real Estate – 6.2%
Real Estate Management & Development – 6.2%
China Resources Land Ltd.	188,000	701,350
CIFI Holdings Group Co., Ltd.	1,516,000	987,652
RiseSun Real Estate Development Co., Ltd.	303,400	432,479
Seazen Holdings Co., Ltd.—Class A	140,300	708,092
Times China Holdings Ltd.	660,000	856,693

		3,686,266

Energy – 5.4%
Oil, Gas & Consumable Fuels – 5.4%
China Petroleum & Chemical Corp.—Class H	1,994,000	1,718,861
PetroChina Co., Ltd.—Class H	2,264,000	1,497,457

		3,216,318

Utilities – 4.2%
Gas Utilities – 2.0%
China Resources Gas Group Ltd.	126,000	547,490
ENN Energy Holdings Ltd.	62,000	639,818

		1,187,308

Independent Power and Renewable Electricity Producers – 2.2%
Huadian Power International Corp., Ltd.—Class H	1,762,000	772,154
SDIC Power Holdings Co., Ltd.—Class A	465,400	561,102

		1,333,256

		2,520,564

Health Care – 3.9%
Health Care Providers & Services – 1.6%
Shanghai Pharmaceuticals Holding Co., Ltd.—Class H	438,700	985,855

Pharmaceuticals – 2.3%
CSPC Pharmaceutical Group Ltd.	220,000	375,611
Jiangsu Hengrui Medicine Co., Ltd.(a)	90,690	973,088

		1,348,699

		2,334,554

Total Common Stocks (cost $52,421,126)		58,555,614

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc.—Government Money Market Portfolio—Class AB, 2.35%(c) (d) (e) (cost $863,799)	863,799	$863,799

Total Investments – 99.4% (cost $53,284,925)(f)		59,419,413
Other assets less liabilities – 0.6%		352,434

Net Assets – 100.0%		$59,771,847

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $2,711,542 or 4.5% of net assets.

(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,655,657 and gross unrealized depreciation of investments was $(521,169), resulting in net unrealized appreciation of $6,134,488.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

February 28, 2019 (unaudited)

96.8%	China
1.3%	Hong Kong
0.5%	Macau
1.4%	Short-Term

100.0%	Total Investments

1	All data are as of February 28, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB All China Equity Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$-0-	$12,358,802	$-0-	$12,358,802
Consumer Discretionary	4,809,113	2,544,821	-0-	7,353,934
Industrials	-0-	6,714,505	-0-	6,714,505
Communication Services	1,047,413	5,294,462	-0-	6,341,875
Consumer Staples	-0-	5,267,990	-0-	5,267,990
Information Technology	-0-	4,599,233	-0-	4,599,233
Materials	-0-	4,161,573	-0-	4,161,573
Real Estate	-0-	3,686,266	-0-	3,686,266
Energy	-0-	3,216,318	-0-	3,216,318
Utilities	-0-	2,520,564	-0-	2,520,564
Health Care	-0-	2,334,554	-0-	2,334,554
Short-Term Investments:
Investment Companies	863,799	-0-	-0-	863,799

Total Investments in Securities	6,720,325	52,699,088+	-0-	59,419,413
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total^	$6,720,325	$52,699,088	$-0-	$59,419,413

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/2018 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2019 (000)	Dividend Income (000)
Government Money Market Portfolio	$607	$9,822	$9,565	$864	$3

AB Cap Fund, Inc.

AB All Market Income Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 41.0%
Funds and Investment Trusts - 41.0% (a)
AB High Income Fund, Inc.-Class Z (b)	4,862,738	$39,631,312
Invesco KBW Premium Yield Equity REIT ETF	16,230	493,068
iShares International Developed Real Estate ETF	6,101	179,125
iShares Mortgage Real Estate ETF (c)	31,775	1,373,633
JPMorgan Alerian MLP Index ETN (c)	59,474	1,465,440
Vanguard Real Estate ETF	4,192	352,086

Total Investment Companies (cost $46,613,756)		43,494,664

COMMON STOCKS - 28.4%
Financials - 5.4%
Banks - 1.9%
Bank Leumi Le-Israel BM	2,000	13,228
Bank of America Corp.	3,438	99,977
BB&T Corp.	330	16,820
BNP Paribas SA	3,713	190,072
Credit Agricole SA	13,109	167,777
DBS Group Holdings Ltd.	10,400	190,671
DNB ASA	690	13,216
Fifth Third Bancorp	1,094	30,173
Hang Seng Bank Ltd.	600	14,858
Intesa Sanpaolo SpA	71,587	176,134
JPMorgan Chase & Co.	3,515	366,825
Mitsubishi UFJ Financial Group, Inc.	2,800	14,530
Nordea Bank Abp	17,352	157,203
PNC Financial Services Group, Inc. (The)	90	11,342
Royal Bank of Canada	476	37,203
Svenska Handelsbanken AB-Class A	13,216	150,562
Swedbank AB-Class A	6,653	122,134
Toronto-Dominion Bank (The)	722	41,401
Wells Fargo & Co.	4,288	213,928
Westpac Banking Corp.	1,020	19,524

		2,047,578

Capital Markets - 0.8%
CI Financial Corp.	10,575	149,470
CME Group, Inc.-Class A	1,064	193,552
Daiwa Securities Group, Inc.	27,400	139,125
IGM Financial, Inc.	6,071	158,609
Intercontinental Exchange, Inc.	331	25,537
Investec PLC	23,413	153,080
Macquarie Group Ltd.	569	51,952
Partners Group Holding AG	27	19,508

		890,833

Consumer Finance - 0.2%
Discover Financial Services	2,383	170,647

Diversified Financial Services - 0.0%
Berkshire Hathaway, Inc.-Class B (d)	252	50,727

Insurance - 2.3%
Admiral Group PLC	5,846	169,279
American Financial Group, Inc./OH	1,569	156,367
Aviva PLC	6,956	38,992
CNP Assurances	6,449	148,992

Company	Shares	U.S. $ Value
Direct Line Insurance Group PLC	2,330	$11,015
Everest Re Group Ltd.	84	18,993
Fidelity National Financial, Inc.	1,327	46,564
Japan Post Holdings Co., Ltd.	12,900	156,812
Legal & General Group PLC	46,916	174,580
Marsh & McLennan Cos., Inc. (e)	155	14,418
MetLife, Inc.	3,878	175,247
MS&AD Insurance Group Holdings, Inc.	1,900	57,198
NN Group NV	855	37,214
Poste Italiane SpA (f)	17,326	156,203
Power Corp. of Canada	7,298	155,782
Power Financial Corp.	7,327	163,527
Progressive Corp. (The)	1,478	107,746
Prudential Financial, Inc.	1,822	174,639
Sampo Oyj-Class A	250	12,027
Suncorp Group Ltd.	12,639	121,561
Swiss Re AG	204	20,165
UnipolSai Assicurazioni SpA (c)	53,125	132,598
Zurich Insurance Group AG	567	187,046

		2,436,965

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp.	8,012	141,412
Annaly Capital Management, Inc.	3,670	37,177

		178,589

		5,775,339

Information Technology - 4.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.	870	45,040
Nokia Oyj	26,600	160,857

		205,897

Electronic Equipment, Instruments & Components - 0.1%
Hitachi Ltd.	3,600	108,217

IT Services - 0.8%
Amadeus IT Group SA-Class A	325	24,447
Amdocs Ltd.	180	10,003
Automatic Data Processing, Inc.	255	39,023
Booz Allen Hamilton Holding Corp.	730	38,588
Capgemini SE	168	20,081
Fidelity National Information Services, Inc. (e)	170	18,386
Mastercard, Inc.-Class A	1,407	316,251
Paychex, Inc. (e)	2,756	212,267
Total System Services, Inc.	196	18,502
Visa, Inc.-Class A	417	61,766
Western Union Co. (The)-Class W	5,583	99,768

		859,082

Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (d)	3,795	89,297
Intel Corp. (e)	6,168	326,657
KLA-Tencor Corp.	467	53,934
QUALCOMM, Inc.	3,423	182,754
Texas Instruments, Inc.	1,889	199,818

Company	Shares	U.S. $ Value
Xilinx, Inc.	1,504	$188,451

		1,040,911

Software - 1.9%
Cadence Design Systems, Inc. (d)	3,050	174,612
Check Point Software Technologies Ltd. (d)	315	38,525
Constellation Software, Inc./Canada	26	22,202
Fortinet, Inc. (d)	1,880	163,165
Microsoft Corp.	4,372	489,796
Nice Ltd. (d)	469	55,318
Oracle Corp. (e)	1,345	70,115
Oracle Corp. Japan	500	37,394
Palo Alto Networks, Inc. (d)	740	182,240
salesforce.com, Inc. (d)	1,430	234,019
ServiceNow, Inc. (d)	783	187,482
Symantec Corp.	6,880	154,731
VMware, Inc.-Class A	990	170,092

		1,979,691

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc. (e)	2,761	478,067
HP, Inc.	2,843	56,092
Konica Minolta, Inc.	8,900	86,556
Seagate Technology PLC	3,444	160,353

		781,068

		4,974,866

Consumer Discretionary - 3.8%
Auto Components - 0.1%
Aisin Seiki Co., Ltd.	1,800	70,700

Automobiles - 0.4%
Ford Motor Co.	19,541	171,375
Harley-Davidson, Inc.	294	10,913
Subaru Corp.	6,900	175,806
Toyota Motor Corp.	1,700	102,729

		460,823

Diversified Consumer Services - 0.1%
H&R Block, Inc.	5,690	137,414

Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd.	1,467	25,626
Compass Group PLC	860	18,993
Darden Restaurants, Inc.	1,399	156,842
Las Vegas Sands Corp.	2,763	169,731
McDonald’s Corp.	168	30,885

		402,077

Household Durables - 0.8%
Auto Trader Group PLC (f)	2,530	15,972
Barratt Developments PLC	22,199	176,157
Garmin Ltd.	2,292	192,459
Iida Group Holdings Co., Ltd.	1,600	29,235
Sekisui House Ltd.	5,900	88,829
Taylor Wimpey PLC	70,835	170,294

Company	Shares	U.S. $ Value
Whirlpool Corp.	1,154	$163,303

		836,249

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (d)(e)	213	349,284

Leisure Products - 0.1%
Polaris Industries, Inc.	1,754	149,493

Multiline Retail - 0.5%
Dollar General Corp.	280	33,169
Harvey Norman Holdings Ltd. (c)	43,652	111,579
Kohl’s Corp.	2,212	149,376
Next PLC	2,440	164,562
Target Corp.	220	15,981

		474,667

Specialty Retail - 0.8%
AutoZone, Inc. (d)	27	25,352
Best Buy Co., Inc.	2,458	169,209
Home Depot, Inc. (The) (e)	1,476	273,267
Kingfisher PLC	31,174	100,200
L Brands, Inc.	5,038	131,693
Ross Stores, Inc. (e)	495	46,941
TJX Cos., Inc. (The)	778	39,904

		786,566

Textiles, Apparel & Luxury Goods - 0.3%
HUGO BOSS AG	2,070	153,091
VF Corp.	1,940	169,478

		322,569

		3,989,842

Industrials - 2.8%
Aerospace & Defense - 0.4%
BAE Systems PLC	2,360	14,551
Boeing Co. (The) (e)	811	356,808
Harris Corp.	113	18,637
Raytheon Co.	293	54,644

		444,640

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	389	29,155
Kuehne & Nagel International AG	1,059	137,961
Royal Mail PLC	38,227	143,670
United Parcel Service, Inc.-Class B	1,598	176,100

		486,886

Airlines - 0.2%
Qantas Airways Ltd.	4,945	20,104
United Continental Holdings, Inc. (d)	1,722	151,209

		171,313

Commercial Services & Supplies - 0.0%
Republic Services, Inc.-Class A	244	19,137

Company	Shares	U.S. $ Value
Construction & Engineering - 0.1%
Fluor Corp.	1,966	$73,922

Electrical Equipment - 0.2%
Eaton Corp. PLC	2,285	182,274
Emerson Electric Co.	1,193	81,303

		263,577

Industrial Conglomerates - 0.1%
NWS Holdings Ltd.	67,000	162,335

Machinery - 0.4%
Caterpillar, Inc.	228	31,314
Cummins, Inc.	772	118,957
JTEKT Corp.	4,500	56,069
NSK Ltd.	4,800	44,272
PACCAR, Inc.	2,091	141,770

		392,382

Professional Services - 0.4%
Experian PLC	760	19,771
Randstad NV	3,098	165,200
RELX PLC	1,630	37,416
SGS SA	57	145,134
Wolters Kluwer NV	445	29,324

		396,845

Road & Rail - 0.3%
ComfortDelGro Corp., Ltd.	16,900	29,828
MTR Corp., Ltd.	27,000	155,143
Union Pacific Corp.	1,073	179,942

		364,913

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,619	164,840
ITOCHU Corp.	3,000	53,889

		218,729

		2,994,679

Health Care - 2.6%
Biotechnology - 0.4%
AbbVie, Inc. (e)	2,659	210,699
BeiGene Ltd. (Sponsored ADR) (d)	878	120,330
Gilead Sciences, Inc.	527	34,266
United Therapeutics Corp. (d)	487	61,503
Vertex Pharmaceuticals, Inc. (d)	150	28,313

		455,111

Health Care Equipment & Supplies - 0.5%
ABIOMED, Inc. (d)	330	110,385
Align Technology, Inc. (d)	70	18,128
Baxter International, Inc.	1,525	113,963
Coloplast A/S-Class B	319	31,813
Stryker Corp.	1,078	203,214

		477,503

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.5%
Anthem, Inc. (e)	271	$81,498
Cardinal Health, Inc.	1,901	103,300
CVS Health Corp.	2,831	163,717
Humana, Inc.	144	41,046
UnitedHealth Group, Inc. (e)	551	133,463

		523,024

Life Sciences Tools & Services - 0.2%
Illumina, Inc. (d)	564	176,402

Pharmaceuticals - 1.0%
Astellas Pharma, Inc.	4,100	63,569
Bausch Health Cos., Inc. (d)	1,380	32,781
Bristol-Myers Squibb Co.	465	24,022
Eli Lilly & Co.	160	20,206
Johnson & Johnson	1,011	138,143
Merck & Co., Inc. (e)	829	67,389
Novo Nordisk A/S-Class B	535	26,229
Pfizer, Inc. (e)	8,146	353,130
Roche Holding AG	1,262	350,235
Sanofi	140	11,675

		1,087,379

		2,719,419

Communication Services - 2.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc. (e)	9,810	305,287
BCE, Inc.	1,326	58,967
BT Group PLC	49,619	141,518
CenturyLink, Inc.	2,240	29,546
Elisa Oyj	3,277	137,505
HKT Trust & HKT Ltd.-Class SS	33,000	51,541
Nippon Telegraph & Telephone Corp.	900	38,900
Telefonica SA	19,036	164,193
TELUS Corp.	410	14,893
Verizon Communications, Inc.	5,059	287,958

		1,230,308

Entertainment - 0.0%
Daiichikosho Co., Ltd.	300	14,823

Interactive Media & Services - 0.4%
Alphabet, Inc.-Class A (d)(e)	88	99,136
Alphabet, Inc.-Class C (d)(e)	114	127,672
Facebook, Inc.-Class A (d)(e)	963	155,476
Twitter, Inc. (d)	2,730	84,029

		466,313

Media - 0.5%
Comcast Corp.-Class A	779	30,124
Discovery, Inc.-Class C (d)	4,026	109,709
Omnicom Group, Inc.	2,202	166,691
Quebecor, Inc.-Class B	1,020	24,780
RTL Group SA	2,603	146,690

Company	Shares	U.S. $ Value
Singapore Press Holdings Ltd.	20,300	$36,868

		514,862

Wireless Telecommunication Services - 0.3%
KDDI Corp.	4,700	113,597
Softbank Corp. (c)(d)	13,700	170,843

		284,440

		2,510,746

Energy - 1.9%
Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.	2,678	145,148

Oil, Gas & Consumable Fuels - 1.8%
Aker BP ASA	4,398	149,077
BP PLC	5,351	37,935
Chevron Corp.	1,727	206,515
Eni SpA	10,026	172,907
Equinor ASA	960	21,592
Exxon Mobil Corp.	1,602	126,606
HollyFrontier Corp.	2,769	141,773
Marathon Petroleum Corp.	2,067	128,174
Pembina Pipeline Corp.	649	23,751
Phillips 66	569	54,829
Royal Dutch Shell PLC-Class A	7,860	245,012
Royal Dutch Shell PLC-Class B	8,698	272,859
Snam SpA	32,503	160,445
TOTAL SA	409	23,280
Valero Energy Corp.	1,911	155,861

		1,920,616

		2,065,764

Utilities - 1.6%
Electric Utilities - 0.8%
EDP-Energias de Portugal SA	7,580	27,792
Endesa SA	6,176	155,574
Enel SpA	28,985	175,276
Power Assets Holdings Ltd.	24,000	166,552
PPL Corp.	5,239	168,539
Southern Co. (The)	3,861	191,853

		885,586

Gas Utilities - 0.1%
AltaGas Ltd.	3,012	40,467
Tokyo Gas Co., Ltd.	700	19,297

		59,764

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp./VA	9,125	157,224

Multi-Utilities - 0.5%
Ameren Corp.	2,529	180,166
CenterPoint Energy, Inc. (e)	5,193	156,517
Consolidated Edison, Inc.	807	66,537

Company	Shares	U.S. $ Value
Dominion Energy, Inc.	2,346	$173,815

		577,035

		1,679,609

Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Amatil Ltd.	20,001	113,097
Coca-Cola European Partners PLC (d)	1,215	57,275
PepsiCo, Inc.	147	16,999

		187,371

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	992	216,990
Koninklijke Ahold Delhaize NV	1,010	26,030
Kroger Co. (The)	940	27,570
Lawson, Inc. (c)	500	30,275
Seven & i Holdings Co., Ltd. (c)	300	13,204
Sysco Corp.	268	18,103
Walgreens Boots Alliance, Inc.	365	25,984
Walmart, Inc.	356	35,241

		393,397

Food Products - 0.1%
General Mills, Inc.	981	46,234
Nestle SA	562	50,835
Salmar ASA	452	21,654

		118,723

Household Products - 0.2%
Procter & Gamble Co. (The)	2,772	273,181

Personal Products - 0.0%
Unilever PLC	287	15,279

Tobacco - 0.4%
Altria Group, Inc. (e)	3,862	202,407
British American Tobacco PLC	796	29,184
Imperial Brands PLC	660	21,993
Philip Morris International, Inc. (e)	499	43,383
Swedish Match AB	3,065	143,648

		440,615

		1,428,566

Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Covivio	1,557	157,620
Duke Realty Corp.	510	15,081
Extra Space Storage, Inc.	1,614	154,847
Host Hotels & Resorts, Inc.	8,635	169,332
Klepierre SA (c)	3,944	137,589
Lamar Advertising Co.-Class A	154	11,946
Merlin Properties Socimi SA	1,890	24,482
Nippon Building Fund, Inc.	5	32,557
RioCan Real Estate Investment Trust	3,119	59,586
Scentre Group	4,920	13,532
Simon Property Group, Inc.	1,021	184,964

Company	Shares	U.S. $ Value
Stockland	57,080	$141,961
Vicinity Centres	75,021	131,085

		1,234,582

Real Estate Management & Development - 0.1%
Daito Trust Construction Co., Ltd.	100	13,858
Nomura Real Estate Holdings, Inc.	3,900	73,911
Vonovia SE	548	26,524

		114,293

		1,348,875

Materials - 0.6%
Chemicals - 0.4%
Covestro AG (f)	140	7,971
Evonik Industries AG	4,197	118,196
LyondellBasell Industries NV-Class A	1,805	154,364
Solvay SA	203	22,711
Sumitomo Chemical Co., Ltd.	18,500	91,986

		395,228

Metals & Mining - 0.2%
BHP Group PLC	7,979	185,083

Paper & Forest Products - 0.0%
Stora Enso Oyj-Class R	2,509	33,605

		613,916

Total Common Stocks (cost $29,705,162)		30,101,621

PREFERRED STOCKS - 6.5%
Real Estate - 6.5%
Diversified REITs - 1.3%
Colony Capital, Inc. Series I 7.15%	7,600	163,628
Gladstone Commercial Corp. Series D 7.00%	7,711	198,173
Global Net Lease, Inc. Series A 7.25%	7,900	202,635
PS Business Parks, Inc. Series V 5.70%	1,800	46,296
PS Business Parks, Inc. Series W 5.20%	1,600	36,720
PS Business Parks, Inc. Series Y 5.20% (c)	9,900	226,710
VEREIT, Inc. Series F 6.70%	12,975	322,818
Vornado Realty Trust Series K 5.70%	4,000	100,000

Company	Shares	U.S. $ Value
Vornado Realty Trust Series L 5.40% (c)	4,100	$98,728

		1,395,708

Hotel & Resort REITs - 1.1%
Ashford Hospitality Trust, Inc. Series F 7.375%	5,000	111,450
Ashford Hospitality Trust, Inc. Series G 7.375%	4,000	86,000
Ashford Hospitality Trust, Inc. Series I 7.50%	2,350	52,617
Hersha Hospitality Trust Series C 6.875%	3,400	81,294
Hersha Hospitality Trust Series D 6.50%	4,600	104,972
Hersha Hospitality Trust Series E 6.50%	3,800	88,692
Pebblebrook Hotel Trust Series D 6.375%	3,700	94,091
Pebblebrook Hotel Trust Series E 6.375%	1,250	32,300
Pebblebrook Hotel Trust Series F 6.30%	2,400	59,544
Summit Hotel Properties, Inc. Series D 6.45%	3,525	83,648
Summit Hotel Properties, Inc. Series E 6.25%	5,975	133,242
Sunstone Hotel Investors, Inc. Series E 6.95%	5,225	139,246
Sunstone Hotel Investors, Inc. Series F 6.45%	3,125	79,719

		1,146,815

Industrial REITs - 0.3%
Monmouth Real Estate Investment Corp. Series C 6.125%	7,600	182,704
Rexford Industrial Realty, Inc. Series A 5.875% (c)	3,400	82,688
Rexford Industrial Realty, Inc. Series B 5.875%	4,725	115,077

		380,469

Company	Shares	U.S. $ Value
Office REITs - 0.1%
SL Green Realty Corp. Series I 6.50%	800	$20,744
Vornado Realty Trust Series M 5.25% (c)	2,400	54,216

		74,960

Residential REITs - 0.8%
American Homes 4 Rent Series D 6.50%	8,100	209,790
American Homes 4 Rent Series E 6.35%	5,875	150,576
Apartment Investment & Management Co. Series A 6.875%	4,475	116,932
Investors Real Estate Trust Series C 6.625%	1,200	29,400
UMH Properties, Inc. Series C 6.75%	6,550	167,222
UMH Properties, Inc. Series D 6.375%	5,800	135,430

		809,350

Retail REITs – 1.9%
Brookfield Property REIT, Inc. Series A 6.375%	4,300	105,737
Cedar Realty Trust, Inc. Series C 6.50%	4,425	90,890
Federal Realty Investment Trust Series C 5.00%	5,400	124,794
Kimco Realty Corp. Series K 5.625% (c)	4,600	113,758
Kimco Realty Corp. Series L 5.125% (c)	7,550	170,781
National Retail Properties, Inc. Series F 5.20% (c)	8,900	202,030
Pennsylvania Real Estate Investment Trust Series D 6.875%	2,775	57,165
Saul Centers, Inc. Series C 6.875%	2,308	60,700
Saul Centers, Inc. Series D 6.125%	8,000	188,240

Company	Shares	U.S. $ Value
SITE Centers Corp. Series A 6.375%	6,775	$167,546
SITE Centers Corp. Series J 6.50%	2,800	71,764
SITE Centers Corp. Series K 6.25%	3,600	90,900
Spirit Realty Capital, Inc. Series A 6.00% (c)	4,300	98,986
Taubman Centers, Inc. Series J 6.50%	7,450	189,230
Taubman Centers, Inc. Series K 6.25%	2,800	71,848
Urstadt Biddle Properties, Inc. Series G 6.75%	5,150	130,681
Urstadt Biddle Properties, Inc. Series H 6.25%	5,250	134,137

		2,069,187

Specialized REITs – 1.0%
Digital Realty Trust, Inc. Series I 6.35% (c)	6,725	174,783
Digital Realty Trust, Inc. Series J 5.25% (c)	7,000	164,290
EPR Properties Series G 5.75% (c)	10,225	232,619
National Storage Affiliates Trust Series A 6.00% (c)	5,700	137,598
Public Storage Series C 5.125%	10,500	249,375
Public Storage Series G 5.05% (c)	2,000	48,400
Public Storage Series V 5.375% (c)	1,650	40,771
Public Storage Series W 5.20% (c)	700	16,786

		1,064,622

Total Preferred Stocks (cost $7,110,121)		6,941,111

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS-SOVEREIGNS - 1.5%
Costa Rica - 0.0%
Costa Rica Government International Bond 4.37%, 5/22/19 (g)	U.S.$	33	$33,124

Ecuador - 0.2%
Ecuador Government International Bond 9.65%, 12/13/26 (f)		200	207,547

Egypt - 0.2%
Egypt Government International Bond 6.125%, 1/31/22 (f)		200	203,250

Gabon - 0.2%
Gabon Government International Bond 6.375%, 12/12/24 (f)		200	192,750

Iraq - 0.2%
Iraq International Bond 6.752%, 3/09/23 (f)		200	203,000

Ivory Coast - 0.2%
Ivory Coast Government International Bond 5.375%, 7/23/24 (f)		200	194,250

Lebanon - 0.1%
Lebanon Government International Bond Series G 6.60%, 11/27/26 (f)		155	131,750

Senegal - 0.2%
Senegal Government International Bond 6.25%, 7/30/24 (f)		200	205,750

Ukraine - 0.1%
Ukraine Government International Bond 7.75%, 9/01/22 (f)		100	97,375

Zambia - 0.1%
Zambia Government International Bond 8.50%, 4/14/24 (f)		200	162,000

Total Emerging Markets-Sovereigns (cost $1,638,911)			1,630,796

EMERGING MARKETS-TREASURIES - 0.5%
Argentina - 0.0%
Argentina POM Politica Monetaria Series POM 65.51% (ARLLMONP), 6/21/20 (h)	ARS	680	18,820

Brazil - 0.1%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21	BRL	307	85,473

	Principal Amount (000)		U.S. $ Value
Dominican Republic - 0.4%
Dominican Republic International Bond 16.95%, 2/04/22 (f)	DOP	19,700	$458,810

Total Emerging Markets-Treasuries (cost $616,742)			563,103

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Fidelity Bank PLC 10.50%, 10/16/22 (f) (cost $198,531)	U.S.$	200	203,500

GOVERNMENTS-TREASURIES - 0.2%
Mexico – 0.2%
Mexican Bonos Series M 20 7.50%, 6/03/27 (cost $155,476)	MXN	3,260	162,677

LOCAL GOVERNMENTS-REGIONAL BONDS - 0.1%
Argentina - 0.1%
Autonomous City of Buenos Aires Argentina Series 20 27.82% (BADLAR + 5.00%), 1/23/22 (h) (cost $194,492)	ARS	3,248	78,739

Total Investments Before Security Lending Collateral for Securities Loaned - 78.4% (cost $86,233,191)			83,176,211

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
Investment Companies - 3.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio Class AB, 2.35% (a)(b)(i) (cost $3,259,502)		3,259,502	3,259,502

Total Investments - 81.5% (cost $89,492,693) (j)			86,435,713
Other assets less liabilities - 18.5%			19,647,144

Net Assets - 100.0%			$106,082,857

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	13	March 2019	AUD	1,300	$1,209,350	$1,245,023	$35,673
10 Yr Mini Japan Government Bond Futures	38	March 2019	JPY	380,000	5,174,206	5,203,032	28,826

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
Amsterdam Index Futures	2	March 2019	EUR	– 0	–*	$242,349	$246,153	$3,804
Cac40 10 Euro Futures	15	March 2019	EUR	– 0	–*	862,022	893,865	31,843
Canadian 10 Yr Bond Futures	9	June 2019	CAD	900		932,261	928,143	(4,118)
DAX Index Futures	2	March 2019	EUR	– 0	–*	613,993	655,171	41,178
Euro STOXX 50 Index Futures	8	March 2019	EUR	– 0	–*	291,380	300,105	8,725
FTSE 100 Index Futures	1	March 2019	GBP	– 0	–*	93,854	93,846	(8)
FTSE/MIB Index Futures	1	March 2019	EUR	– 0	–*	105,956	117,470	11,514
IBEX 35 Index Futures	3	March 2019	EUR	– 0	–*	306,181	317,079	10,898
Long Gilt Futures	7	June 2019	GBP	700		1,181,799	1,167,891	(13,908)
MSCI Emerging Markets Futures	20	March 2019	USD	1		988,013	1,046,700	58,687
Omxs30 Index Futures	60	March 2019	SEK	6		1,004,239	1,021,221	16,982
S&P 500 E-Mini Futures	13	March 2019	USD	1		1,744,887	1,810,055	65,168
TOPIX Index Futures	4	March 2019	JPY	40		567,271	576,324	9,053
Sold Contracts
Hang Seng Index Futures	3	March 2019	HKD	– 0	–*	553,214	547,775	5,439
Mini S&P TSX 60 Futures	2	March 2019	CAD	– 0	–*	67,207	72,374	(5,167)
MSCI EAFE Futures	8	March 2019	USD	– 0	–*	706,624	747,600	(40,976)
MSCI Singapore IX ETS Futures	27	March 2019	SGD	3		730,035	718,536	11,499
S&P 500 E-Mini Futures	19	March 2019	USD	1		2,496,649	2,645,465	(148,816)
S&P TSX 60 Index Futures	3	March 2019	CAD	1		426,152	434,241	(8,089)
SPI 200 Futures	2	March 2019	AUD	– 0	–*	195,990	218,090	(22,100)

								$96,107

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	COP	890,207	USD	285	3/15/19	$(3,276)
Barclays Bank PLC	KRW	802,991	USD	714	5/16/19	(1,112)
Barclays Bank PLC	JPY	223,394	USD	2,063	3/15/19	57,058
Barclays Bank PLC	PHP	50,032	USD	949	3/14/19	(15,543)
Barclays Bank PLC	NOK	5,284	USD	620	3/15/19	1,872
Barclays Bank PLC	CNY	3,929	USD	580	4/17/19	(6,126)
Barclays Bank PLC	BRL	1,540	USD	412	4/02/19	2,787
Barclays Bank PLC	BRL	1,540	USD	412	3/06/19	1,936
Barclays Bank PLC	AUD	592	USD	428	3/15/19	7,871
Barclays Bank PLC	USD	413	BRL	1,540	3/06/19	(2,875)
Barclays Bank PLC	USD	611	NOK	5,116	3/15/19	(13,032)
Barclays Bank PLC	USD	103	INR	7,241	3/18/19	(514)
Barclays Bank PLC	USD	854	SEK	7,573	3/15/19	(33,677)
Barclays Bank PLC	USD	523	MXN	10,754	3/15/19	34,018
Barclays Bank PLC	USD	336	PHP	17,646	3/14/19	3,759
Barclays Bank PLC	USD	425	IDR	5,995,926	5/09/19	(5,282)
Barclays Bank PLC	USD	907	IDR	13,090,421	5/09/19	9,592
BNP Paribas SA	USD	618	GBP	481	3/15/19	20,753
BNP Paribas SA	USD	507	AUD	704	3/15/19	(8,211)
BNP Paribas SA	USD	1,062	NZD	1,579	3/15/19	13,626
Citibank, NA	CLP	514,492	USD	769	3/15/19	(14,997)
Citibank, NA	EUR	950	USD	1,094	6/17/19	4,138
Citibank, NA	USD	872	EUR	758	3/15/19	(8,314)
Citibank, NA	USD	126	TWD	3,860	3/14/19	(357)
Citibank, NA	USD	720	RUB	47,561	3/07/19	678
Credit Suisse International	GBP	481	USD	606	3/15/19	(32,351)
Credit Suisse International	USD	1,043	CAD	1,370	6/17/19	1,071
Credit Suisse International	USD	557	SEK	5,082	3/15/19	(6,031)
Deutsche Bank AG	USD	554	INR	39,557	3/18/19	3,123
Goldman Sachs International	CLP	133,251	USD	204	3/15/19	505
Goldman Sachs International	BRL	1,329	USD	358	3/06/19	3,938
Goldman Sachs International	BRL	211	USD	56	3/06/19	(385)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	USD	412	BRL	1,540	3/06/19	$(1,936)
Goldman Sachs International	USD	718	CAD	962	3/15/19	12,872
Goldman Sachs International	USD	160	TWD	4,913	3/14/19	(977)
Goldman Sachs International	USD	617	PHP	32,552	3/14/19	10,753
Goldman Sachs International	USD	704	RUB	47,013	3/07/19	8,890
JPMorgan Chase Bank, NA	SEK	9,405	USD	1,051	3/15/19	31,842
Morgan Stanley Capital Services, Inc.	COP	557,322	USD	177	3/15/19	(3,751)
Morgan Stanley Capital Services, Inc.	TWD	23,412	USD	771	3/14/19	10,820
Morgan Stanley Capital Services, Inc.	USD	1,308	JPY	146,416	3/15/19	7,163
Natwest Markets PLC	PEN	547	USD	165	3/15/19	(1,292)
Natwest Markets PLC	USD	592	PHP	31,454	3/14/19	14,593
Standard Chartered Bank	CNY	4,915	USD	723	4/17/19	(10,106)
State Street Bank & Trust Co.	HUF	72,018	USD	260	6/17/19	(1,446)
State Street Bank & Trust Co.	THB	7,042	USD	226	6/17/19	1,923
State Street Bank & Trust Co.	THB	10,169	USD	311	3/15/19	(11,850)
State Street Bank & Trust Co.	CZK	6,279	USD	278	3/15/19	(799)
State Street Bank & Trust Co.	SEK	4,292	USD	479	3/15/19	13,687
State Street Bank & Trust Co.	ZAR	2,083	USD	143	3/15/19	(4,213)
State Street Bank & Trust Co.	NOK	2,032	USD	240	6/17/19	1,690
State Street Bank & Trust Co.	JPY	1,704	USD	15	3/15/19	111
State Street Bank & Trust Co.	NOK	1,574	USD	184	3/15/19	366
State Street Bank & Trust Co.	EUR	943	USD	1,082	3/15/19	8,362
State Street Bank & Trust Co.	PLN	1,314	USD	350	3/15/19	3,005
State Street Bank & Trust Co.	NOK	437	USD	50	3/15/19	(648)
State Street Bank & Trust Co.	CAD	933	USD	702	3/15/19	(7,393)
State Street Bank & Trust Co.	NZD	664	USD	458	3/15/19	5,858
State Street Bank & Trust Co.	ILS	338	USD	93	3/15/19	(281)
State Street Bank & Trust Co.	CHF	329	USD	335	3/15/19	5,628
State Street Bank & Trust Co.	HKD	232	USD	30	3/15/19	23
State Street Bank & Trust Co.	AUD	122	USD	88	3/15/19	1,479
State Street Bank & Trust Co.	GBP	163	USD	208	3/15/19	(7,820)
State Street Bank & Trust Co.	DKK	68	USD	10	3/15/19	(27)
State Street Bank & Trust Co.	EUR	55	USD	62	3/15/19	(277)
State Street Bank & Trust Co.	ILS	24	USD	7	3/15/19	34
State Street Bank & Trust Co.	CHF	34	USD	34	3/15/19	(212)
State Street Bank & Trust Co.	AUD	8	USD	6	3/15/19	(4)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	216	EUR	190	3/15/19	$(530)
State Street Bank & Trust Co.	USD	7	EUR	6	3/15/19	18
State Street Bank & Trust Co.	USD	140	CAD	188	3/15/19	2,512
State Street Bank & Trust Co.	USD	25	SEK	229	3/15/19	112
State Street Bank & Trust Co.	USD	552	AUD	769	3/15/19	(6,704)
State Street Bank & Trust Co.	USD	446	NZD	664	3/15/19	5,776
State Street Bank & Trust Co.	USD	419	TRY	2,354	3/15/19	18,784
State Street Bank & Trust Co.	USD	116	SEK	1,042	3/15/19	(2,637)
State Street Bank & Trust Co.	USD	397	NOK	3,360	3/15/19	(3,970)
State Street Bank & Trust Co.	USD	15	JPY	1,704	3/15/19	(157)
State Street Bank & Trust Co.	USD	154	ZAR	2,083	3/15/19	(6,613)
State Street Bank & Trust Co.	USD	216	CZK	4,889	3/15/19	692
State Street Bank & Trust Co.	USD	272	MXN	5,297	6/17/19	(1,579)
State Street Bank & Trust Co.	USD	556	MXN	11,546	3/15/19	42,283
State Street Bank & Trust Co.	USD	196	THB	6,264	3/15/19	2,764

						$151,460

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (k)	Citibank, NA	280	EUR	3,250.00	March 2019	EUR	910	$14,404	$(18,039)
FTSE 100 Index (k)	Citibank, NA	50	GBP	7,200.00	March 2019	GBP	360	3,677	(1,103)
Nikkei 225 Index (k)	Goldman Sachs International	3,000	JPY	21,375.00	March 2019	JPY	64,125	8,228	(4,741)
S&P 500 Index (k)	Goldman Sachs International	1,100	USD	2,790.00	March 2019	USD	3,069	43,648	(25,341)

								$69,957	$(49,224)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (k)	Citibank, NA	280	EUR	3,250.00	March 2019	EUR	910	$9,524	$(4,692)
FTSE 100 Index (k)	Citibank, NA	50	GBP	7,200.00	March 2019	GBP	360	8,232	(10,329)
Nikkei 225 Index (k)	Goldman Sachs International	3,000	JPY	21,375.00	March 2019	JPY	64,125	7,382	(4,474)
S&P 500 Index (k)	Goldman Sachs International	1,100	USD	2,790.00	March 2019	USD	3,069	21,736	(31,410)

								$46,874	$(50,905)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
USD	310	8/21/20	3 Month LIBOR	1.620%	Quarterly/Semi-Annual	$(4,585)	$	– 0 –	$(4,585)
USD	1,050	1/10/22	3 Month LIBOR	1.941%	Quarterly/Semi-Annual	(19,689)		– 0 –	(19,689)
EUR	70	5/05/27	6 Month EURIBOR	0.790%	Semi-Annual/Annual	2,396		– 0 –	2,396
EUR	210	6/02/27	6 Month EURIBOR	0.762%	Semi-Annual/Annual	6,241		– 0 –	6,241
USD	410	9/11/27	3 Month LIBOR	2.043%	Quarterly/Semi-Annual	(18,902)		– 0 –	(18,902)
USD	300	9/29/27	3 Month LIBOR	2.290%	Quarterly/Semi-Annual	(7,780)		– 0 –	(7,780)
USD	520	10/10/27	3 Month LIBOR	2.354%	Quarterly/Semi-Annual	(10,859)		– 0 –	(10,859)
USD	280	11/08/27	3 Month LIBOR	2.326%	Quarterly/Semi-Annual	(6,477)		– 0 –	(6,477)
USD	360	12/27/27	3 Month LIBOR	2.492%	Quarterly/Semi-Annual	(6,126)		– 0 –	(6,126)
USD	1,200	1/09/28	3 Month LIBOR	2.468%	Quarterly/Semi-Annual	(20,914)		– 0 –	(20,914)
USD	300	1/16/28	3 Month LIBOR	2.558%	Quarterly/Semi-Annual	(3,519)		– 0 –	(3,519)
USD	350	1/23/28	3 Month LIBOR	2.690%	Quarterly/Semi-Annual	(353)		– 0 –	(353)
USD	660	3/09/28	3 Month LIBOR	2.931%	Quarterly/Semi-Annual	17,159		– 0 –	17,159
SEK	130	4/11/28	3 Month STIBOR	1.205%	Quarterly/Annual	530		– 0 –	530
USD	120	4/25/28	3 Month LIBOR	3.011%	Quarterly/Semi-Annual	4,085		– 0 –	4,085
SEK	2,450	6/08/28	3 Month STIBOR	1.178%	Quarterly/Annual	8,079		– 0 –	8,079
NOK	5,430	7/12/28	6 Month NIBOR	2.145%	Semi-Annual/Annual	11,862		– 0 –	11,862
EUR	1,870	7/16/28	6 Month EURIBOR	0.871%	Semi-Annual/Annual	58,359		– 0 –	58,359
CHF	70	9/10/28	6 Month LIBOR	0.400%	Semi-Annual/Annual	1,504		– 0 –	1,504
AUD	220	10/10/28	2.915%	6 Month BBSW	Semi-Annual/Semi-Annual	(8,068)		– 0 –	(8,068)
NOK	1,740	10/11/28	6 Month NIBOR	2.396%	Semi-Annual/Annual	6,585		– 0 –	6,585
NOK	9,390	11/13/28	6 Month NIBOR	2.322%	Semi-Annual/Annual	26,152		– 0 –	26,152
SEK	6,410	11/13/28	3 Month STIBOR	1.273%	Quarterly/Annual	21,293		– 0 –	21,293
CHF	990	11/13/28	6 Month LIBOR	0.510%	Semi-Annual/Annual	32,191		– 0 –	32,191
NOK	1,720	12/11/28	6 Month NIBOR	2.172%	Semi-Annual/Annual	1,843		– 0 –	1,843
CAD	1,550	12/11/28	2.572%	3 Month CDOR	Semi-Annual/Semi-Annual	(16,428)		– 0 –	(16,428)
SEK	900	12/11/28	3 Month STIBOR	1.120%	Quarterly/Annual	1,487		– 0 –	1,487
AUD	2,570	12/13/28	2.668%	6 Month BBSW	Semi-Annual/Semi-Annual	(48,997)		– 0 –	(48,997)
SEK	5,060	12/14/28	3 Month STIBOR	1.112%	Quarterly/Annual	7,769		– 0 –	7,769

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
SEK	2,560	1/11/29	3 Month STIBOR	1.080%	Quarterly/Annual	$2,519	$	– 0 –	$2,519
CHF	990	1/11/29	6 Month LIBOR	0.299%	Semi-Annual/Annual	8,028		– 0 –	8,028
USD	600	1/11/29	2.765%	3 Month LIBOR	Semi-Annual/Quarterly	(2,592)		– 0 –	(2,592)
NZD	520	1/11/29	3 Month BKBM	2.653%	Quarterly/Semi-Annual	6,171		– 0 –	6,171
NOK	3,780	2/08/29	6 Month NIBOR	2.072%	Semi-Annual/Annual	(513)		– 0 –	(513)
EUR	570	2/08/29	0.699%	6 Month EURIBOR	Annual/Semi-Annual	(700)		– 0 –	(700)
USD	590	2/14/29	3 Month LIBOR	2.707%	Quarterly/Semi-Annual	(485)		– 0 –	(485)
USD	220	8/21/45	3 Month LIBOR	2.630%	Quarterly/Semi-Annual	(11,641)		– 0 –	(11,641)
USD	70	9/04/45	3 Month LIBOR	2.708%	Quarterly/Semi-Annual	(2,209)		– 0 –	(2,209)

						$33,416	$	– 0 –	$33,416

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	8,300	1/05/23	2.163%	CPI#	Maturity	$(72,265)
Bank of America, NA	USD	610	1/19/23	2.213%	CPI#	Maturity	(7,121)
Deutsche Bank AG	USD	1,920	10/01/20	1.273%	CPI#	Maturity	48,174
JPMorgan Chase Bank, NA	USD	400	11/10/21	1.896%	CPI#	Maturity	2,283

							$(28,929)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
Markit iBoxx EUR Liquid High Yield Index	830,000	EURIBOR	Maturity/ Quarterly	EUR	830	3/20/19	$16,235
Markit iBoxx EUR Liquid High Yield Index	510,000	EURIBOR	Maturity	EUR	510	3/20/19	$12,559
Citibank, NA
iBoxx $ Liquid High Yield Index	1,940,000	LIBOR	Maturity	USD	1,940	3/20/19	41,939
Credit Suisse International iBoxx $ Liquid High Yield Index	6,420,000	LIBOR	Quarterly/Maturity	USD	6,420	3/20/19	383,634
Goldman Sachs International GSABHY01	10,600	0.66%	Quarterly	USD	1,060	2/18/20	8,976

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency		Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Markit iBoxx EUR Liquid High Yield Index	5,130,000	EURIBOR	Quarterly	EUR	5,130	3/20/19	$103,467
Markit iBoxx EUR Liquid High Yield Index	1,800,000	EURIBOR	Quarterly	EUR	1,800	3/20/19	96,037
Markit iBoxx EUR Liquid High Yield Index	1,070,000	EURIBOR	Maturity	EUR	1,070	3/20/19	38,752
Markit iBoxx EUR Liquid High Yield Index	940,000	EURIBOR	Quarterly	EUR	940	3/20/19	6,795
Markit iBoxx EUR Liquid High Yield Index	320,000	EURIBOR	Quarterly	EUR	320	3/20/19	4,999
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	2,430,000	LIBOR	Quarterly /Maturity	USD	2,430	3/20/19	148,046
iBoxx $ Liquid High Yield Index	5,000,000	LIBOR	Maturity	USD	5,000	3/20/19	120,561
JPABSAA1(1)	332,097	0.11%	Maturity	USD	33,856	3/29/19	– 0 –
JPQABHY1	10,590	0.05%	Quarterly	USD	1,060	2/18/20	11,130
Morgan Stanley Capital Services LLC
Markit iBoxx EUR Liquid High Yield Index	4,270,000	EURIBOR	Quarterly /Maturity	EUR	4,270	3/20/19	52,563
Pay Total Return on Reference Obligation
Citibank, NA iBoxx $ Liquid High Yield Index	190,000	LIBOR	Maturity/ Quarterly	USD	190	3/20/19	(3,837)
Goldman Sachs International
Markit iBoxx EUR Liquid High Yield Index	1,520,000	EURIBOR	Quarterly	EUR	1,520	3/20/19	(51,913)
Markit iBoxx EUR Liquid High Yield Index	9,970,000	EURIBOR	Quarterly	EUR	9,970	3/20/19	(74,443)
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	15,600,000	LIBOR	Maturity	USD	15,600	3/20/19	(1,090,954)
Markit iBoxx EUR Liquid High Yield Index	3,380,000	EURIBOR	Maturity/ Quarterly	EUR	3,380	3/20/19	(158,039)

							$(333,493)

*	Notional amount less than 500.
(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Represents entire or partial securities out on loan.
(d)	Non-income producing security.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $2,440,128 or 2.3% of net assets.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of February 28, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Costa Rica Government International Bond 4.37%, 5/22/19	1/09/18	$32,954	$33,124	0.03%

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2019.

(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,806,807 and gross unrealized depreciation of investments was $(6,899,595), resulting in net unrealized depreciation of $(3,092,788).

(k)	One contract relates to 1 share.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ARLLMONP	-	Argentina Blended Policy Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CDOR	-	Canadian Dealer Offered Rate
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETN	-	Exchange Traded Note
ETS	-	Emission Trading Scheme
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
LIBOR	-	London Interbank Offered Rates
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate

REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

(1) The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPABSAA1 as of February 28, 2019.

Security Description	Shares	Notional Value as of 2/28/19	Percent of Basket’s Value
S&P 500 Total Return	(2,984)	$(16,622,983)	(49.1)%
MSCI Daily TR Gross EAFE	(1,311)	(10,122,754)	(29.9)%
J.P. Morgan Cash Index	3,693	1,096,914	3.2%
MSCI Daily TR Gross Canada	(138)	(1,015,661)	(3.0)%
Roche Holding AG	3,007	836,227	2.5%
Nice Ltd.	62	731,276	2.2%
Microsoft Corp	6,378	714,348	2.1%
Raytheon Corp	3,841	714,348	2.1%
HKT Trust & HKT Ltd.	440,715	673,722	2.0%
Royal Dutch Shell PLC	203	639,866	1.9%
Merck & Co, Inc.	7,774	629,710	1.9%
Fidelity National Financial, Inc.	17,315	606,011	1.8%
Ross Stores, Inc.	6,379	606,011	1.8%
Boeing Co/The	1,323	582,312	1.7%
Philip Morris International, Inc.	6,538	568,770	1.7%
Toronto-Dominion Bank/The	9,809	558,613	1.7%
Apple, Inc.	3,092	534,915	1.6%
Nippon Telegraph & Telephone Corp	12,167	524,758	1.6%
Automatic Data Processing, Inc.	3,408	521,373	1.5%
Booz Allen Hamilton Holding Corp	9,646	511,216	1.5%
TJX Cos, Inc./The	9,891	504,445	1.5%
Check Point Software Technolog	4,107	501,059	1.5%
NN Group NV	11,345	490,903	1.5%
Royal Bank of Canada	6,234	487,517	1.4%
RELX PLC	21,258	484,132	1.4%
Oracle Corp	9,245	480,746	1.4%
Walmart, Inc.	4,753	470,590	1.4%
Paychex, Inc.	5,936	457,047	1.4%
Gilead Sciences, Inc.	6,875	446,891	1.3%
Pfizer, Inc.	10,393	446,891	1.3%
Oracle Corp Japan	5,941	443,505	1.3%
Dollar General Corp	3,730	440,120	1.3%
British American Tobacco PLC	112	409,650	1.2%
McDonald’s Corp	2,226	409,650	1.2%
Comcast Corp	10,417	406,264	1.2%
Nippon Building Fund, Inc.	62	406,264	1.2%
Wolters Kluwer NV	5,895	389,337	1.2%
EDP-Energias de Portugal SA	108,025	369,023	1.1%
Aristocrat Leisure Ltd.	20,557	365,638	1.1%
Koninklijke Ahold Delhaize NV	13,444	352,096	1.0%
Home Depot, Inc./The	1,885	348,710	1.0%
Vonovia SE	7,122	348,710	1.0%
Novo Nordisk A/S	7,027	345,325	1.0%
Intercontinental Exchange, Inc.	4,441	341,939	1.0%
Amadeus IT Group SA	4,460	335,168	1.0%

Security Description	Shares	Notional Value as of 2/28/19	Percent of Basket’s Value
Merlin Properties Socimi SA	25,948	$325,011	1.0%
UnitedHealth Group, Inc.	1,343	325,011	1.0%
Quebecor, Inc.	13,098	318,240	0.9%
AutoZone, Inc.	332	311,469	0.9%
Salmar ASA	6,493	311,469	0.9%
Other	264,641	11,818,907	34.9%

AB Cap Fund, Inc.

AB All Market Income Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Investment Companies	$43,494,664	$	– 0 –	$	– 0 –	$43,494,664
Common Stocks:
Financials	2,758,083		3,017,256		– 0 –	5,775,339
Information Technology	4,481,996		492,870		– 0 –	4,974,866
Consumer Discretionary	2,739,160		1,250,682		– 0 –	3,989,842
Industrials	1,780,012		1,214,667		– 0 –	2,994,679
Health Care	2,235,898		483,521		– 0 –	2,719,419
Communication Services	1,854,157		656,589		– 0 –	2,510,746
Energy	982,657		1,083,107		– 0 –	2,065,764
Utilities	1,135,118		544,491		– 0 –	1,679,609
Consumer Staples	963,367		465,199		– 0 –	1,428,566
Real Estate	753,376		595,499		– 0 –	1,348,875
Materials	154,364		459,552		– 0 –	613,916
Preferred Stocks	6,941,111		– 0 –		– 0 –	6,941,111
Emerging Markets - Sovereigns	– 0 –		1,630,796		– 0 –	1,630,796
Emerging Markets - Treasuries	– 0 –		563,103		– 0 –	563,103

Investments in Securities:	Level 1	Level 2	Level 3		Total
Emerging Markets - Corporate Bonds	– 0 –	203,500		–0 –	203,500
Governments - Treasuries	– 0 –	162,677		–0 –	162,677
Local Governments - Regional Bonds	– 0 –	78,739		– 0 –	78,739
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,259,502	– 0 –		– 0 –	3,259,502

Total Investments in Securities	73,533,465	12,902,248		– 0 –	86,435,713
Other Financial Instruments (a):
Assets:
Futures	188,354	150,935		– 0 –	339,289
Forward Currency Exchange Contracts	– 0 –	378,765		– 0 –	378,765
Centrally Cleared Interest Rate Swaps	– 0 –	224,253		– 0 –	224,253
Inflation (CPI) Swaps	– 0 –	50,457		– 0 –	50,457
Total Return Swaps	– 0 –	1,045,693		– 0 –	1,045,693
Liabilities:
Futures	(221,074)	(22,108)		– 0 –	(243,182)
Forward Currency Exchange Contracts	– 0 –	(227,305)		– 0 –	(227,305)
Call Options Written	– 0 –	(49,224)		– 0 –	(49,224)
Put Options Written	– 0 –	(50,905)		– 0 –	(50,905)
Centrally Cleared Interest Rate Swaps	– 0 –	(190,837)		– 0 –	(190,837)
Inflation (CPI) Swaps	– 0 –	(79,386)		– 0 –	(79,386)
Total Return Swaps	– 0 –	(1,379,186)		– 0 –	(1,379,186)

Total (b)	$73,500,745	$12,753,400	$	– 0 –	$86,254,145

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2019 is as follows:

							Distributions
Fund	Market Value 11/30/18 (000)	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)	Change in Appr./(Depr.) (000)	Market Value 2/28/19 (000)	Dividend Income (000)	Realized Gains (000)
AB High Income Fund, Inc.	$52,851	$3,969	$17,604	$(1,749)	$2,164	$39,631	$752	$	– 0 –
Government Money Market Portfolio	3,669	32,017	35,686	– 0 –	– 0 –	– 0 –	– 0 –		– 0 –
Government Money Market Portfolio*	3,128	10,640	10,508	– 0 –	– 0 –	3,260	15		– 0 –

Total	$59,648	$46,626	$63,798	$(1,749)	$2,164	$42,891	$767	$	– 0 –

*	Investments of cash collateral for securities lending transactions

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 96.9%
Financials – 23.0%
Banks – 15.3%
1st Source Corp.	57,653	$2,741,400
Associated Banc-Corp.	167,430	3,897,770
Heritage Financial Corp./WA	126,026	4,148,776
IBERIABANK Corp.	58,947	4,611,424
Independent Bank Group, Inc.	77,590	4,497,116
Sandy Spring Bancorp, Inc.	111,846	3,922,439
Sterling Bancorp/DE	227,160	4,618,163
Synovus Financial Corp.	102,735	4,076,525
Texas Capital Bancshares, Inc.(a)	73,815	4,504,929
TriCo Bancshares	77,603	3,121,193
Umpqua Holdings Corp.	230,790	4,195,762
Webster Financial Corp.	71,963	4,132,116
Zions Bancorp NA	90,403	4,619,593

		53,087,206

Insurance – 3.5%
First American Financial Corp.	73,993	3,758,104
Kemper Corp.	31,846	2,646,403
Selective Insurance Group, Inc.	59,082	3,897,049
State Auto Financial Corp.	53,848	1,813,062

		12,114,618

Thrifts & Mortgage Finance – 4.2%
BankUnited, Inc.	139,581	5,093,311
Essent Group Ltd.(a)	112,401	4,848,979
WSFS Financial Corp.	103,410	4,475,585

		14,417,875

		79,619,699

Information Technology – 18.0%
Communications Equipment – 3.5%
Extreme Networks, Inc.(a)	409,149	3,363,205
Finisar Corp.(a)	189,319	4,636,422
NetScout Systems, Inc.(a)	146,102	3,998,812

		11,998,439

Electronic Equipment, Instruments & Components – 0.8%
Control4 Corp.(a)	151,340	2,725,633

IT Services – 5.7%
Booz Allen Hamilton Holding Corp.	46,515	2,458,783
CSG Systems International, Inc.	73,414	3,050,352
Luxoft Holding, Inc.(a)	110,256	6,426,822
Unisys Corp.(a)	241,443	3,261,895
WNS Holdings Ltd. (ADR)(a)	88,414	4,668,259

		19,866,111

Semiconductors & Semiconductor Equipment – 3.3%
Kulicke & Soffa Industries, Inc.	209,620	4,888,339
MagnaChip Semiconductor Corp.(a) (b)	395,370	3,072,025
MaxLinear, Inc.—Class A(a)	129,574	3,257,490
Nanometrics, Inc.(a)	3,000	85,380

		11,303,234

Company	Shares	U.S. $ Value
Software – 3.4%
A10 Networks, Inc.(a)	491,721	$3,432,213
CommVault Systems, Inc.(a)	42,798	2,884,157
Verint Systems, Inc.(a)	102,120	5,437,890

		11,754,260

Technology Hardware, Storage & Peripherals – 1.3%
NCR Corp.(a)	168,167	4,712,039

		62,359,716

Industrials – 16.1%
Aerospace & Defense – 0.8%
AAR Corp.	78,740	2,876,372

Air Freight & Logistics – 1.4%
Air Transport Services Group, Inc.(a)	86,382	2,010,109
Atlas Air Worldwide Holdings, Inc.(a)	49,265	2,647,501

		4,657,610

Airlines – 2.5%
Hawaiian Holdings, Inc.	133,937	3,984,626
SkyWest, Inc.	83,601	4,517,798

		8,502,424

Commercial Services & Supplies – 1.6%
Knoll, Inc.	135,852	2,874,629
Viad Corp.	43,557	2,521,950

		5,396,579

Construction & Engineering – 2.9%
Granite Construction, Inc.	56,750	2,642,280
MYR Group, Inc.(a)	35,604	1,194,158
Primoris Services Corp.	143,204	3,346,677
Tutor Perini Corp.(a)	158,040	2,974,313

		10,157,428

Electrical Equipment – 1.7%
EnerSys	28,454	2,100,474
Regal Beloit Corp.	46,000	3,852,960

		5,953,434

Machinery – 3.0%
Columbus McKinnon Corp./NY	58,249	2,181,425
Oshkosh Corp.	42,157	3,280,236
REV Group, Inc.(b)	233,601	2,065,033
SPX FLOW, Inc.(a)	15,414	532,091
Terex Corp.	63,410	2,129,942

		10,188,727

Company	Shares	U.S. $ Value
Road & Rail – 0.5%
Covenant Transportation Group, Inc.—Class A(a)	81,250	$1,853,313

Trading Companies & Distributors – 1.7%
BMC Stock Holdings, Inc.(a)	132,570	2,536,064
MRC Global, Inc.(a)	198,990	3,354,972

		5,891,036

		55,476,923

Consumer Discretionary – 10.5%
Auto Components – 1.7%
Cooper-Standard Holdings, Inc.(a)	46,992	2,824,689
Tower International, Inc.	122,878	3,151,821

		5,976,510

Diversified Consumer Services – 1.9%
Houghton Mifflin Harcourt Co.(a)	343,964	2,720,755
Sotheby’s(a)	88,517	3,883,241

		6,603,996

Hotels, Restaurants & Leisure – 2.6%
Bloomin’ Brands, Inc.	181,647	3,756,460
El Pollo Loco Holdings, Inc.(a)	125,874	1,904,473
Red Robin Gourmet Burgers, Inc.(a)	106,485	3,238,209

		8,899,142

Household Durables – 1.2%
Taylor Morrison Home Corp.—Class A(a)	249,868	4,190,286

Internet & Direct Marketing Retail – 0.4%
Nutrisystem, Inc.	30,962	1,340,035

Specialty Retail – 1.6%
Citi Trends, Inc.	133,530	2,889,589
Signet Jewelers Ltd.	92,232	2,592,642

		5,482,231

Textiles, Apparel & Luxury Goods – 1.1%
Skechers U.S.A., Inc.—Class A(a)	107,560	3,617,243

		36,109,443

Real Estate – 7.5%
Equity Real Estate Investment Trusts (REITs) – 7.5%
Armada Hoffler Properties, Inc.	209,808	3,210,062
City Office REIT, Inc.	313,915	3,453,065
Cousins Properties, Inc.	223,584	2,128,520
Empire State Realty Trust, Inc.—Class A	231,657	3,525,819
Independence Realty Trust, Inc.	423,899	4,391,594
National Storage Affiliates Trust	150,850	4,272,072
STAG Industrial, Inc.	178,585	4,943,233

		25,924,365

Company	Shares	U.S. $ Value
Energy – 6.1%
Energy Equipment & Services – 3.7%
Dril-Quip, Inc.(a)	61,500	$2,620,515
Helix Energy Solutions Group, Inc.(a)	327,816	2,425,839
Oil States International, Inc.(a)	139,760	2,395,486
Patterson-UTI Energy, Inc.	236,227	3,132,370
RPC, Inc.	208,020	2,236,215

		12,810,425

Oil, Gas & Consumable Fuels – 2.4%
Oasis Petroleum, Inc.(a)	402,620	2,250,646
QEP Resources, Inc.(a)	439,340	3,409,278
SM Energy Co.	150,594	2,460,706

		8,120,630

		20,931,055

Utilities – 4.6%
Electric Utilities – 2.5%
PNM Resources, Inc.	100,636	4,395,780
Portland General Electric Co.	84,340	4,228,808

		8,624,588

Gas Utilities – 1.0%
Southwest Gas Holdings, Inc.	40,990	3,358,721

Multi-Utilities – 1.1%
Black Hills Corp.	55,496	3,939,106

		15,922,415

Consumer Staples – 3.4%
Beverages – 1.1%
Cott Corp.	265,272	3,981,733

Food Products – 2.3%
Fresh Del Monte Produce, Inc.	100,283	2,775,833
Nomad Foods Ltd.(a)	249,869	5,022,367

		7,798,200

		11,779,933

Materials – 3.2%
Chemicals – 2.1%
Orion Engineered Carbons SA	120,134	3,348,135
Trinseo SA	80,054	4,017,910

		7,366,045

Containers & Packaging – 1.1%
Graphic Packaging Holding Co.	313,627	3,819,977

		11,186,022

Health Care – 2.8%
Health Care Providers & Services – 1.8%
Molina Healthcare, Inc.(a)	29,827	4,015,609
WellCare Health Plans, Inc.(a)	9,266	2,349,672

		6,365,281

Company	Shares	U.S. $ Value
Life Sciences Tools & Services – 1.0%
ICON PLC(a)	24,215	$3,389,616

		9,754,897

Communication Services – 1.7%
Media – 1.7%
Criteo SA (Sponsored ADR)(a)	114,495	3,107,394
Scholastic Corp.	64,254	2,718,587

		5,825,981

Total Common Stocks (cost $334,209,210)		334,890,449

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc.—Government Money Market Portfolio—Class AB, 2.35%(c) (d) (e) (cost $10,483,989)	10,483,989	10,483,989

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $344,693,199)		345,374,438

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc.—Government Money Market Portfolio Class AB, 2.35%(c) (d) (e) (cost $3,113,898)	3,113,898	3,113,898

Total Investments – 100.8% (cost $347,807,097)(f)		348,488,336
Other assets less liabilities – (0.8)%		(2,879,356)

Net Assets – 100.0%		$345,608,980

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,205,598 and gross unrealized depreciation of investments was $(26,524,359), resulting in net unrealized appreciation of $681,239.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$334,890,449	$—	$—	$334,890,449
Short-Term Investments	10,483,989	—	—	10,483,989
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	3,113,898	—	—	3,113,898

Total Investments in Securities	348,488,336	—	—	348,488,336
Other Financial Instruments(b)	—	—	—	—

Total(c)	$348,488,336	$—	$—	$348,488,336

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$13,708	$26,657	$29,881	$10,484	$0
Government Money Market Portfolio*	5,494	8,843	11,223	3,114	20

Total	$19,202	$35,500	$41,104	$13,598	$20

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 23, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 23, 2019